FORM N-PX

ICA File Number:  811-23574

Registrant Name:  PGIM Short Duration High Yield Opportunities Fund

Reporting Period:  07/01/2020 - 06/30/2021

PGIM Short Duration High Yield Opportunities Fund - Subadviser: PGIM Fixed Income, a business of PGIM Inc.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT